UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22971

Nuveen NASDAQ 100 Dynamic Overwrite Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

QQQX	Nuveen NASDAQ 100 Dynamic Overwrite Fund Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 102.6%

	COMMON STOCKS – 100.9%

	Air Freight & Logistics – 0.1%

3,086	FedEx Corporation	$743,078

	Airlines – 0.5%

34,579	Delta Air Lines Inc.	1,999,703
7,522	Ryanair Holdings PLC	722,413
29,336	Southwest Airlines Company	1,832,033
	Total Airlines	4,554,149

	Auto Components – 0.2%

29,673	American Axle & Manufacturing Holdings Inc.	517,497
24,524	Gentex Corporation	526,285
4,713	Lear Corporation	683,385
	Total Auto Components	1,727,167

	Automobiles – 0.1%

54,841	Ford Motor Company	507,279

	Banks – 0.1%

5,578	JPMorgan Chase & Co	629,422

	Beverages – 0.8%

25,430	Brown-Forman Corporation	1,285,486
101,501	Monster Beverage Corporation, (2)	5,915,478
	Total Beverages	7,200,964

	Biotechnology – 8.7%

9,259	Agios Pharmaceuticals Inc., (2)	714,054
15,675	Alkermes PLC, (2)	665,247
127,932	Amgen Inc.	26,519,024
31,638	Biogen Inc., (2)	11,178,022
140,204	Celgene Corporation, (2), (3)	12,546,856
224,857	Gilead Sciences Inc., (3)	17,361,209
69,102	ImmunoGen Inc., (2)	654,396
11,753	Ionis Pharmaceuticals Inc., (2)	606,220
14,394	Myriad Genetics Inc., (2)	662,124
19,629	Regeneron Pharmaceuticals Inc., (2)	7,930,901
13,583	Seattle Genetics Inc., (2)	1,047,521
4,035	United Therapeutics Corporation, (2)	515,996
	Total Biotechnology	80,401,570

	Capital Markets – 0.5%

11,043	Moody’s Corporation	1,846,390
27,301	Morgan Stanley	1,271,408
12,970	SEI Investments Company	792,467
8,147	T Rowe Price Group Inc.	889,489
	Total Capital Markets	4,799,754

	Chemicals – 0.3%

6,571	Ecolab Inc.	1,030,201
3,363	Sherwin-Williams Company	1,530,871
	Total Chemicals	2,561,072

QQQX	Nuveen NASDAQ 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies – 0.4%

11,517	Copart Inc., (2)	$593,471
8,484	KAR Auction Services Inc.	506,410
16,732	Tetra Tech Inc.	1,142,796
8,012	Waste Connections Inc.	639,117
10,505	Waste Management Inc.	949,232
	Total Commercial Services & Supplies	3,831,026

	Communications Equipment – 4.9%

903,454	Cisco Systems Inc., (3)	43,953,037
5,575	F5 Networks Inc., (2)	1,111,767
	Total Communications Equipment	45,064,804

	Containers & Packaging – 0.1%

4,463	Ball Corporation	196,327
11,155	International Paper Company	548,268
	Total Containers & Packaging	744,595

	Distributors – 0.2%

3,849	Genuine Parts Company	382,591
8,698	Pool Corporation	1,451,522
	Total Distributors	1,834,113

	Diversified Consumer Services – 0.2%

48,186	Service Corporation International	2,129,821

	Electrical Equipment – 0.2%

10,482	Rockwell Automation Inc.	1,965,585

	Electronic Equipment, Instruments & Components – 0.5%

13,551	Amphenol Corporation	1,274,065
4,101	Arrow Electronics Inc., (2)	302,326
6,650	Avnet Inc.	297,721
33,809	Corning Inc.	1,193,458
8,581	Keysight Technologies Inc., (2)	568,749
15,345	National Instruments Corporation	741,624
	Total Electronic Equipment, Instruments & Components	4,377,943

	Energy Equipment & Services – 0.1%

36,367	Nabors Industries Ltd	224,021
41,606	Transocean Ltd	580,404
	Total Energy Equipment & Services	804,425

	Equity Real Estate Investment Trusts – 0.3%

20,539	Apartment Investment & Management Company, Class A	906,386
60,901	CubeSmart	1,737,505
33,242	DDR Corporation	445,110
3,326	Retail Value Inc., (2)	108,727
	Total Equity Real Estate Investment Trusts	3,197,728

	Food & Staples Retailing – 0.3%

4,240	Casey’s General Stores Inc.	547,426
28,221	Kroger Company	821,513
9,705	Sysco Corporation	710,891
22,644	US Foods Holding Corporation, (2)	697,888
	Total Food & Staples Retailing	2,777,718

	Food Products – 0.1%

16,955	Conagra Brands Inc.	575,961
5,913	Hain Celestial Group Inc., (2)	160,361
12,270	Pilgrim’s Pride Corporation, (2)	221,964
4,240	Post Holdings Inc., (2)	415,690
	Total Food Products	1,373,976

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 1.3%

76,517	Abbott Laboratories	$5,613,287
4,070	Becton Dickinson and Company, (3)	1,062,270
17,847	Danaher Corporation	1,939,255
9,409	Hill-Rom Holdings Inc.	888,210
4,141	Stryker Corporation, (3)	735,773
12,382	Zimmer Biomet Holdings Inc., (3)	1,627,861
	Total Health Care Equipment & Supplies	11,866,656

	Health Care Providers & Services – 0.2%

4,564	McKesson Corporation, (3)	605,415
8,864	Universal Health Services Inc.	1,133,174
	Total Health Care Providers & Services	1,738,589

	Hotels, Restaurants & Leisure – 0.6%

23,105	Carnival Corporation	1,473,406
11,155	Darden Restaurants Inc.	1,240,324
3,345	Domino’s Pizza Inc.	986,106
32,571	Restaurant Brands International Inc.	1,930,809
	Total Hotels, Restaurants & Leisure	5,630,645

	Household Durables – 0.1%

46,329	KB Home	1,107,726

	Industrial Conglomerates – 0.1%

6,402	Honeywell International Inc.	1,065,293

	Insurance – 0.2%

26,378	Fidelity National Financial Inc.	1,037,974
13,386	Torchmark Corporation	1,160,432
	Total Insurance	2,198,406

	Internet Software & Services – 16.6%

33,333	Alphabet Inc., Class A, (2)	40,235,598
34,375	Alphabet Inc., Class C, (2), (3)	41,025,531
47,960	Baidu Inc., (2), (3)	10,967,493
234,230	eBay Inc., (2), (3)	7,734,275
290,000	Facebook Inc., (2)	47,693,400
19,630	IAC/InterActiveCorp	4,254,214
85,270	Snap Inc., (2)	723,090
33,462	Twitter Inc., (2)	952,329
	Total Internet Software & Services	153,585,930

	Internet & Direct Marketing Retail – 13.9%

55,000	Amazon.com Inc., (2)	110,165,000
9,480	Booking Holdings Inc., (2)	18,808,320
	Total Internet & Direct Marketing Retail	128,973,320

	IT Services – 4.0%

8,089	Black Knight Inc., (2)	420,224
13,765	DXC Technology Company	1,287,303
26,548	Fidelity National Information Services Inc.	2,895,590
21,425	Genpact Ltd	655,819
18,200	Global Payments Inc.	2,318,680
65,694	Infosys Ltd	668,108
50,191	Jack Henry & Associates Inc.	8,034,575
5,588	Leidos Holdings Inc.	386,466
218,030	PayPal Holdings Inc., (2), (3)	19,151,755
6,884	Perspecta Inc.	177,056
9,572	Total System Services Inc.	945,139
	Total IT Services	36,940,715

QQQX	Nuveen NASDAQ 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)	Value

	Life Sciences Tools & Services – 0.6%

64,693	Agilent Technologies Inc.	$4,563,444
5,342	Charles River Laboratories International Inc., (2)	718,713
	Total Life Sciences Tools & Services	5,282,157

	Machinery – 0.3%

10,625	Caterpillar Inc.	1,620,206
8,930	Fortive Corporation	751,906
	Total Machinery	2,372,112

	Media – 3.4%

5,467	AMC Networks Inc., (2)	362,681
21,417	CBS Corporation, Class B	1,230,407
10,821	Cinemark Holdings Inc.	435,004
758,455	Comcast Corporation, Class A, (3)	26,856,892
88,822	News Corporation, Class A	1,171,562
73,714	News Corporation, Class B	1,002,510
7,626	WPP PLC	558,757
	Total Media	31,617,813

	Multiline Retail – 0.2%

71,060	JC Penney Company, Inc.	117,960
7,698	Kohl’s Corporation	573,886
11,267	Target Corporation	993,862
	Total Multiline Retail	1,685,708

	Oil, Gas & Consumable Fuels – 0.5%

22,199	Anadarko Petroleum Corporation	1,496,435
13,163	Antero Resources Corporation, (2)	233,117
9,705	Continental Resources Inc., (2)	662,657
10,374	Devon Energy Corporation	414,338
26,660	Marathon Oil Corporation	620,645
12,606	Noble Energy Inc.	393,181
28,669	QEP Resources Inc.	324,533
17,178	Range Resources Corporation	291,854
	Total Oil, Gas & Consumable Fuels	4,436,760

	Pharmaceuticals – 0.1%

6,646	Jazz Pharmaceuticals PLC, (2)	1,117,392

	Professional Services – 0.3%

11,498	IHS Markit Ltd, (2)	620,432
12,785	ManpowerGroup Inc.	1,098,999
21,860	Robert Half International Inc.	1,538,507
	Total Professional Services	3,257,938

	Semiconductors & Semiconductor Equipment – 11.5%

102,616	Analog Devices Inc.	9,487,875
349,465	Applied Materials Inc., (3)	13,506,822
19,843	Integrated Device Technology Inc., (2)	932,819
725,105	Intel Corporation, (3)	34,290,215
92,016	NVIDIA Corporation	25,858,336
31,105	ON Semiconductor Corporation, (2)	573,265
6,619	Power Integrations Inc.	418,321
263,229	QUALCOMM Inc., (3)	18,960,385
11,318	Silicon Laboratories Inc., (2)	1,038,992
22,309	Taiwan Semiconductor Manufacturing Co Ltd	985,165
	Total Semiconductors & Semiconductor Equipment	106,052,195

	Software – 13.5%

20,075	ANSYS Inc., (2)	3,747,601
60,229	Autodesk Inc., (2)	9,402,349

Shares	Description (1)	Value

	Software (continued)

13,371	CDK Global Inc.	$836,490
17,892	Imperva Inc., (2)	831,083
5,364	j2 Global Inc., (3)	444,407
880,000	Microsoft Corporation, (3)	100,645,600
1,767	MicroStrategy Inc., (2), (3)	248,476
24,790	Open Text Corporation	943,012
44,617	Oracle Corporation	2,300,452
13,834	PTC Inc., (2)	1,469,032
17,845	Red Hat Inc., (2)	2,431,917
8,363	ServiceNow Inc., (2)	1,636,054
	Total Software	124,936,473

	Specialty Retail – 0.7%

16,622	Aaron’s Inc.	905,234
4,987	Advance Auto Parts Inc.	839,462
891	AutoZone Inc., (2)	691,149
18,404	Bed Bath & Beyond Inc.	276,060
22,309	CarMax Inc., (2)	1,665,813
19,566	Dick’s Sporting Goods Inc.	694,202
10,374	Foot Locker Inc.	528,867
16,175	Michaels Cos Inc., (2)	262,520
15,617	Sally Beauty Holdings Inc., (2)	287,197
19,855	Urban Outfitters Inc., (2)	812,069
	Total Specialty Retail	6,962,573

	Technology Hardware, Storage & Peripherals – 13.6%

550,000	Apple Inc., (3)	124,157,000
21,243	Hewlett Packard Enterprise Co	346,473
8,924	NetApp Inc.	766,482
	Total Technology Hardware, Storage & Peripherals	125,269,955

	Textiles, Apparel & Luxury Goods – 0.4%

8,249	PVH Corporation	1,191,156
4,238	Ralph Lauren Corporation	582,937
19,855	Skechers U.S.A. Inc., (2)	554,550
47,628	Under Armour Inc., (2)	1,010,666
29,993	Under Armour Inc., Class C, (2)	583,664
	Total Textiles, Apparel & Luxury Goods	3,922,973

	Wireless Telecommunication Services – 0.2%

31,905	Sprint Corporation, (2)	208,659
21,466	Telephone & Data Systems Inc.	653,210
14,514	United States Cellular Corporation, (2)	649,938
	Total Wireless Telecommunication Services	1,511,807
	Total Common Stocks (cost $317,749,044)	932,759,325

Shares	Description (1), (4)	Value

	EXCHANGE-TRADED FUNDS – 1.7%

104,000	Vanguard Total Stock Market ETF	$15,563,600
	Total Exchange-Traded Funds (cost $15,492,411)	15,563,600
	Total Long-Term Investments (cost $333,241,455)	948,322,925

QQQX	Nuveen NASDAQ 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.1%

	REPURCHASE AGREEMENTS – 0.1%

$1,103	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/18, repurchase price $1,103,431, collateralized by $1,135,000 U.S. Treasury Notes, 2.750%, due 7/31/23, value $1,129,353	1.050%	10/01/18	$1,103,334
	Total Short Term Investments (cost $1,103,334)			1,103,334
	Total Investments (cost $334,344,789) – 102.7%			949,426,259
	Other Assets Less Liabilities – (2.7)% (5)			(25,176,391)
	Net Assets – 100%			$924,249,868

Investments in Derivatives

Options Purchased

Description (6)	Type	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
iShares U.S. Real Estate ETF	Call	1,000	$8,100,000	$81	10/19/18	$49,500
Total Options Purchased (premiums paid $29,034)		1,000	$8,100,000			$49,500

Options Written

Description (6)	Type	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
Nasdaq 100® Index	Call	(625)	$(473,437,500)	$7,575	10/19/18	$(8,596,875)
Nasdaq 100® Index	Call	(15)	(11,340,000)	7,560	10/19/18	(222,975)
Total Options Written (premiums received $6,699,898)		(640)	$(484,777,500)			$(8,819,850)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (Including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$932,759,325	$—	$—	$932,759,325
Exchange-Traded Funds	15,563,600	—	—	15,563,600

Short-Term Investments:
Repurchase Agreements	—	1,103,334	—	1,103,334

Investments in Derivatives:
Options Purchased	49,500	—	—	49,500
Options Written	(8,819,850)	—	—	(8,819,850)
Total	$939,552,575	$1,103,334	$—	$940,655,909

Income Tax Information

The following information is presented on an Income tax basis. Differences between amounts for financial statement and federal Income tax purposes primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on options contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal Income tax basis, as of September 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for Income statement reporting but realized in Income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$334,401,473
Gross unrealized:
Appreciation	$622,668,062
Depreciation	(7,643,276)
Net unrealized appreciation (depreciation) of investments	$615,024,786

Tax cost of options purchased	$29,034
Net unrealized appreciation (depreciation) of options purchased	20,466

Tax cost of options written	$(8,819,850)
Net unrealized appreciation (depreciation) of options written	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-Income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission or on its website http://www.sec.gov.

(5)

Other assets less liabilities Includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(6)	Exchange-traded, unless otherwise noted.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen NASDAQ 100 Dynamic Overwrite Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018